Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Provision for legal matters (note 34(a))	$ 11,647	$ 13,241
Lease liabilities (note 18(b))	26,943	9,949
Cash-settled share-based payments (note 19(c))	1,362	3,992
Other liabilities	10,562	5,587
Other non-current liabilities	$ 50,514	$ 32,769